Long-term Debt - Reconciliation Long Term Debt (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Bank debt	CAD 2,179.0	CAD 1,672.1
Financial liabilities	2,055.9	2,216.3
Senior guaranteed notes	1,932.0	2,148.6
Long-term debt	4,111.0	3,820.7
Long-term debt due within one year	63.8	90.6	CAD 72.0
Long-term debt due beyond one year	4,047.2	3,730.1	CAD 4,380.0
Principal due on maturity	1,674.2	1,740.0
Current portion principal due	CAD 50.3	CAD 68.9